SCHEDULE OF RESTRICTED CASH (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Frozen amount	$ 125,905	$ 171,487
Total restricted cash shown in the statements of cash flows	$ 125,905	$ 171,487	$ 307,826